INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current income tax expense			¥ 1,081	¥ 130,635
Deferred income tax benefit	¥ (6,401,691)		(6,812,790)	(6,052,019)
Total income tax benefit	¥ (6,401,691)	$ (877,028)	¥ (6,811,709)	¥ (5,921,384)